UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		July 31, 2002

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		39
Form 13F Information Table Value Total:		$427,862
List of Other Managers:

No.  13F File Number	Name

      None





                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING
AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS       SOLE
SHARED     NONE
Abercrombie & Fitch   COM      002896207       $11,877      492420 SH          SOLE      None
378685         0    113735
Ambac Financial Gro   COM      023139108       $17,479      260098 SH          SOLE      None
199262              60836
Autodesk, Inc.        COM      052769106       $12,293      927775 SH          SOLE      None
712805        0    214970
CDW Computer Center   COM      125129106       $16,236      346845 SH          SOLE      None
258430        0     88415
Cabot Corporation     COM      127055101       $11,402      397975 SH          SOLE      None
308390        0     89585
Calpine Corp.         COM      131347106        $4,497      639600 SH          SOLE      None
487320        0    152340
Chicos FAS Incorpor   COM      168615102        $6,538      180000 SH          SOLE      None
130930        0     49070
Concord EFS Incorpo   COM      206187105       $12,409      411730 SH          SOLE      None
326670        0     85060
Dollar General Corp   COM      256669102        $7,417      389760 SH          SOLE      None
294190        0     95570
Express Scripts Inc   COM      302102100       $17,386      346950 SH          SOLE      None
267550        0     79400
Family Dollar Store   COM      307000109        $7,703      218525 SH          SOLE      None
167915        0     50610
Fidelity National F   COM      316326107        $8,865      280536 SH          SOLE      None
215236        0     65300
First Health Group    COM      320960107        $9,678      345135 SH          SOLE      None
267565        0     77570
Flextronics Interna   COM      Y2573F102        $6,860      962180 SH          SOLE      None
722035        0    240145
Fossil Incorporated   COM      349882100        $5,377      261539 SH          SOLE      None
199802        0     61737
Hanover Compressor    COM      410768105       $12,062      893465 SH          SOLE      None
693295        0    200170
Harmon Internationa   COM      413086109        $5,675      115235 SH          SOLE      None
83140        0     32095
HCC Insurance Holdi   COM      404132102       $11,824      448720 SH          SOLE      None
349110        0     99610
Health Management A   COM      421933102        $7,483      371350 SH          SOLE      None
286500        0     84850
Health Net Inc        COM      42222G108       $13,431      501710 SH          SOLE      None
389120        0    112590
IndyMac Bancorp Inc   COM      456607100       $10,756      474265 SH          SOLE      None
359220        0    115045
Integrated Device T   COM      458118106        $3,518      193930 SH          SOLE      None
149030        0     44900
International Recti   COM      460254105        $9,647      330935 SH          SOLE      None
249885        0     81050
KLA Tencor Corporat   COM      482480100        $6,903      156915 SH          SOLE      None
118835        0     38080
Lennar Corporation    COM      526057104       $10,149      165840 SH          SOLE      None
125775        0     40065
Lincare Holdings      COM      532791100       $14,298      442670 SH          SOLE      None
336030        0    106640
Manpower Inc.         COM      56418H100       $14,957      406995 SH          SOLE      None
310985        0     96010
Medicis Pharmaceuti   COM      584690309        $7,437      173935 SH          SOLE      None
136955        0     36980
Metris Companies In   COM      591598107        $6,120      736440 SH          SOLE      None
569110        0    167330
Mettler-Toledo Inte   COM      592688105        $5,436      147440 SH          SOLE      None
112290        0     35150
National Commerce F   COM      63545P104        $6,560      249450 SH          SOLE      None
190510        0     58940
National Oilwell In   COM      637071101       $11,608      551440 SH          SOLE      None
423675        0    127765
Netiq Corporation     COM      64115P102        $9,543      421720 SH          SOLE      None
320500        0    101220
Plexus Corporation    COM      729132100        $8,664      478655 SH          SOLE      None
365555        0    113100
Quest Diagnostics I   COM      74834L100        $8,729      101446 SH          SOLE      None
77041        0     24405
Rouse Co.             COM      779273101          $265        8028 SH          SOLE      None
8028        0         0
Shaw Group            COM      820280105       $16,392      533935 SH          SOLE      None
419870        0    114065
Taro Pharmaceutical   COM      M8737E108        $7,824      319100 SH          SOLE      None
239725        0     79375
Tech Data Corp.       COM      878237106        $6,114      161525 SH          SOLE      None
112640        0     48885
Teva Pharmaceutical   ADR      881624209       $14,017      209902 SH          SOLE      None
156717        0     53185
Zions Bancorporatio   COM      989701107       $13,262      254555 SH          SOLE      None
193320        0     61235
TOTAL PORTFOLIO                               $398,691    15310669 SHS
11713646        0   3597083